Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	The XBRL has been amended to include June, 2013 financial information.
Document Period End Date	Sep. 30, 2013
Trading Symbol	SGM
Entity Registrant Name	STONEGATE MORTGAGE CORP
Entity Central Index Key	0001454389
Entity Filer Category	Non-accelerated Filer